Sales and Marketing Expenses (Details) - CAD ($)	10 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016
Sales and Marketing Expenses [Abstract]
Consulting		$ 143,275	$ 35,847
Marketing	19,691	182,723	93,345
Salaries		305,383	80,263
Total sales and marketing expenses	$ 19,691	$ 631,381	$ 209,455